APPENDIX I

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549



FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.
Please print or type.




1.	Name and address of issuer:  Old Dominion Investors' Trust, Inc.
                                   110 Bank Street
                                   Suffolk, VA  23434



2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):




3.	Investment Company Act File Number:    811-597

      Securities Act File Number:            2-9662



4(a).	Last day of fiscal year for which this Form is
      filed:      8/31/97


4(b).	Check box if this Form is being filed late
      (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.




5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):	$  1,652,173

(ii)	Aggregate price of securities redeemed or
      repurchased during the fiscal year:	  $  1,220,608

(iii)	Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:		  $	2,870

(iv) Total available redemption credits
      [add items 5(i) and 5(iii)]:		$  1,223,478


(v)	Net sales if item 5(i) is greater than item 5(iv)
      [subtract item 5(iv) from item 5(i)]:	$  428,695


(vi)	Redemption credits available for use in future years
      if item 5(i) is less than item 5(iv) [subtract item
      5(iv) from item 5(i)]:		  $	(    0)


(vii)	Multiplier for determining registration fee (See
      Instruction C.9):				x	1/3300

(viii) Registration fee due [multiply item 5(v) by item
       5(viii)] (enter "0" if no fee is due):	=$	130



6.	Prepaid Shares

      If the response to item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then
      report the amount of securities (number of share or other units)
      deducted here:     0    .

      If there is a number of shares or other units that
      were registered pursuant to rule 24e-2 remaining
      unsold at the end of the fiscal year for which this form
      is filed that are available for use by the issuer in future
      fiscal years, then state that number here:   0    .



7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $ 0




8. Total of the amount of the registration fee due plus any interest
      due[line 5(viii) plus line 7]:   	=$	130

9. Date the registration fee and any interest payment
   was sent to the Commission's lockbox depository:   11/11/97

		Method of Delivery:

                           Wire Transfer
                       X   Mail or other means




	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

	/s/ Cabell B. Birdsong

	    Cabell B. Birdsong,  Treasurer

Date:   11/11/97


*Please print the name and title of the signing officer below the signature.